Marsico Investment Fund

Supplement dated February 19, 2004 to the
Statement of Additional Information dated January 30, 2004

The following table hereby replaces the table relating to the Officers of the Funds under the heading "Trustees and Officers" at page 26 of the Statement of Additional Information. The tables relating to the Interested Trustees and Non-Interested Trustees also under the heading "Trustees and Officers" remain unchanged.

OFFICERS
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Christopher J. Marsico[1] 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1961	Vice President and Treasurer	Since September 2002	President, Marsico Capital Management, LLC (July 2002-Present); Chief Operations Officer, Marsico Capital Management, LLC (September 1997-July 2002); Vice President, US West (1988-September 1997).	N/A	N/A
Mary L. Watson 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1959	Vice President and Secretary	Since September 2002

Chief Operations Officer, Marsico Capital Management, LLC (July 2002 - Present); Vice President of Client Services, Marsico Capital Management, LLC (September 1997-Present); Vice President of Institutional Services and other positions, Janus Capital (1986-September 1997);

				N/A	N/A
Sander M. Bieber 1775 I Street, N.W. Washington, D.C. 20005 DOB: 1950	Assistant Secretary	Since December 1997	Partner, Dechert LLP (law firm) (more than five years).	N/A	N/A

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1 Mr. Thomas Marsico and Mr. Christopher Marsico are brothers.

The following table hereby replaces the table relating to the dollar range of equity securities owned beneficially by each Non-Interested Trustee under the heading "Board of Trustees" at pages 27-28 of the Statement of Additional Information. The table relating to Interested Trustees also under the heading "Board of Trustees" remains unchanged.

NON-INTERESTED TRUSTEES
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Rono Dutta	Focus Fund	$50,001 - $100,000	Over $100,000
	Growth Fund	$10,001 - $50,000
	21st Century Fund	$10,001 - $50,000
	International Opportunities Fund	$10,001 - $50,000
Walter A. Koelbel, Jr.	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	Over $100,000
	21st Century Fund	Over $100,000
	International Opportunities Fund	Over $100,000
Larry A. Mizel	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	Over $100,000
	21st Century Fund	Over $100,000
	International Opportunities Fund	$50,001 - $100,000
Federico Peña	Focus Fund	$10,001 - $50,000	$10,001 - $50,000
	Growth Fund	None
	21st Century Fund	None
	International Opportunities Fund	None
Michael D. Rierson	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	$50,001 - $100,000
	21st Century Fund	$10,001 - $50,000
	International Opportunities Fund	$10,001 - $50,000
Joseph T. Willett	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	Over $100,000
	21st Century Fund	$1 - $10,000
	International Opportunities Fund	$1 - $10,000